Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
NOTE 28.	SUBSEQUENT EVENTS

A.	Indebtedness for 2022
The Federal Revenue Law applicable to PEMEX as of January 1, 2022, published in the Official Gazette of the Federation on November 12, 20
21
, authorized Petróleos Mexicanos and its Subsidiary Entities to incur a domestic net debt up to Ps. 27,242,000 and an external net debt up to U.S. $1,860,000. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.

B.	Recent financing activities

•
On January 14, 2022, P.M.I. SUS, as borrower, and Petróleos Mexicanos, as guarantor, entered into a U.S. $500,000 credit facility maturing in 2023, which bears interest at a floating rate linked to SOFR plus 275 to 425 basis points.

•	On January 21, 2022, Petróleos Mexicanos, issued Ps. 4,500,000 and U.S. $250,000 in aggregate principal amount of promissory notes as follows:

—	Ps. 2,000,000 for a term of 270 days, at a rate linked to TIIE plus 228 basis points;

—	Ps. 2,500,000 for a term of 360 days, at a rate linked to TIIE plus 238 basis points;

—	U.S. $ 100,000 for a term of 90 days, at a rate linked to LIBOR plus 198 basis points; and

—	U.S. $ 150,000 for a term of 180 days, at a rate linked to LIBOR plus 208 basis points.

•	On February 22, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 5,000,000 bearing an interest rate linked to TIIE plus 260 basis points, maturing in August 2022.

•	On February 25, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of U.S. $11,362 bearing an interest rate linked to LIBOR plus 175 basis points, maturing in August 2022.

•	On February 25, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 250,000, bearing an interest rate linked to TIIE plus 235 basis points, maturing in February 2023.

•	On March 16, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000, bearing an interest rate linked to TIIE plus 220 basis points, maturing in June 2022.

•	On March 17, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000, bearing an interest rate linked to TIIE plus 280 basis points, maturing in September 2022.

•	On March 31, 2022, Petróleos Mexicanos entered into a credit line in the amount of U.S. $75,000 due January 2023, at a floating rate linked to SOFR plus 245 basis points.

•
On March 31, 2022, Petróleos Mexicanos implemented a financial factoring transaction to support its suppliers for an amount of Ps. 1,305,951 for 180 days at the TIIE at a rate betweeen 255 to 280 basis points.

•	On April 6, 2022, Petróleos Mexicanos entered into a credit line in the amount up to U.S. $150,000 due June 2022, at a floating rate linked to SOFR plus 270 basis points.

•
On April 18, 2022, Petróleos Mexicanos renewed a promissory note for Ps. 4,000,000, originally issued in October 2021, bearing interest at a floating rate linked to the 28-day TIIE plus 315 basis points, maturing in January 2023.

•
On April 21, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2022, for U.S. $100,000, bearing interest at a floating rate linked to 6-month SOFR plus 208 basis points and an adjustment margin of 42.826 basis points, maturing in October 2022.

On March 3
0
, 2022, Petróleos Mexicanos completed the exchange of Notes previously issued under Rule 144-A and under Regulation S by registered Notes before the SEC. The following table sets forth, as of March 31, 2022, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

			Principal amount outstanding
Security	Issuer	Guarantors	(U.S. $)

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842
As of December 31, 2021, the outstanding amount under the PMI Trading revolving credit line was U.S. $2,310,042.
From January 1 to April
18
, 2022, PMI Trading obtained U.S. $4,841,599
from its revolving credit
line
and repaid
 U.S. $4,719,135. As of April
18
, 2022, the outstanding amount under this revolving credit line was U.S. $2,432,506.
As of April
22
, 2022, PEMEX had U.S. $7,664,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, which are fully drawn.

C.	Russian activities in Ukraine and the related destabilization of the world energy markets.
PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil and natural gas. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC member states. An actual increase, or the threat of an increase, in Russian activities in Ukraine could lead to increased volatility in global oil and gas prices. Destabilization of global oil and gas prices could reduce the price received from PEMEX’s sales of oil and natural gas and adversely affect PEMEX’s results and profitability. Increases in oil and gas prices may not persist and could be followed by price decreases based on factors beyond PEMEX’s control, including geopolitical events.

D.	Exchange rates and crude oil prices
As of April
22
, 2022, the Mexican peso-U.S. dollar exchange rate was Ps. 20.0383 per U.S. dollar, which represents a 2.6% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2021, which was Ps. 20.5835 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimate of Ps. 51,061,149 in PEMEX’s foreign exchange gains as of April
22
, 2022.
As of April
22
, 2022, the weighted average price of the crude oil exported by PEMEX was U.S. $100.21 per barrel. This represents a price increase of approximately 40.6% as compared to the average price as of December 31, 2021, which was U.S. $71.29 per barrel.

E.	Contributions from the Mexican Government
During the period from January 1 to April
22
, 2022, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Payment of debt		Construction of the Dos Bocas Refinery
January 21	Ps.	19,321,641	—
January 21		—	7,500,000
February 14		—	7,500,000
March 8		26,115,897	—
March 8		—	7,500,000

Total	Ps.	45,437,538	22,500,000

F.	Business acquisition
On January 20, 2022, PMI SUS acquired the remaining 50.005% of participation in Deer Park through a purchase agreement with Shell, therefore becoming owner of Deer Park. Through this operation, PEMEX indirectly acquired control over Deer Park. As a result of the acquisition, this company is now consolidated in PEMEX’s financial statements (see note 12).
Deer Park is a limited partnership under the Law of Delaware, with operations in Deer Park, Texas. The purpose of the acquisition is to strengthen and increase the refining capacity under PEMEX’s control.
Prior to the acquisition, the participation in Deer Park was recognized as a joint venture. As a result, the participation was recognized in PEMEX’s consolidated financial statements using the equity method.
On November 3, 2021, the Board of Directors authorized PEMEX’s capitalization of HHS and HPE up to the amount received from the FONADIN as a non-recoverable contribution to enable HHS and HPE, in turn, to capitalize PMI NASA and PMI SUS. These capitalizations were used to meet financial commitments arising out of the acquisition of Shell’s interest in Deer Park.
In January 2022, the amount received and recorded from the FONADIN totaled
Ps. 23,000,000 (U.S.$ 1,119,247)
.

In addition PEMEX entered into a borrowing of Ps. 8,974,406 (U.S. $436,000) due in 90 days.
In recognition of this transaction, PEMEX is in the process of applying the purchase method in accordance with International Financial Reporting Standard (IFRS) 3 “Business Combinations”, accounting for the transaction as a phased acquisition.
Consideration transferred
PEMEX’s purchase of control of Deer Park, through the of 50.005% interest owned by Shell, included the following:

Cash paid to Shell	U.S. $	421,396	Ps. 8,673,815
Debt to third parties		896,391	18,450,873
Debt to company partners		171,350	3,526,973

Total	U.S. $	1,489,137	Ps. 30,651,661

The transferred compensation includes cash, as well as the payment of
 100%
of Deer Park’s third-party debt by exempting Shell from any obligations (liability) with respect to these debts and partner debt, consisting of the payment of Deer Park’s domestic debt to Shell as of the acquisition date.
Values indicated above represent the fair value of the consideration transferred.
Acquisition costs
Acquisition costs for the 50% interest in Deer Park totaled U.S. $7,091 (Ps. 145,937).
Identifiable assets acquired and liabilities assumed.
At the date of issuance of these financial statements, PEMEX is in the process of determining the fair values of the acquired business, considering the relevant information available from the operation and the industry. PEMEX has not yet concluded the analysis related to the purchase allocation of appraisals for property, plant and equipment, which is in process.
The identified assets and liabilities of the acquired business largely consist of cash, inventories and properties, plant and equipment, as well as long-term financial debt.